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Day Hagan Logix Smart Value Fund
FUND SUMMARY - Day Hagan Smart Value Fund (formerly the Day Hagan Logix Smart Value Fund)
Investment Objective:
The Day Hagan Smart Value Fund (the “Fund”) objective is to achieve long-term capital appreciation with current income as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 36 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 41 and Waiver of Up-Front Sales Charge on Class A Shares on page 42.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Day Hagan Logix Smart Value Fund - USD ($)	Day Hagan Logix Smart Value Fund Class A		Day Hagan Logix Smart Value Fund Class C	Day Hagan Logix Smart Value Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	[1]	none	none
Wire Transfer Fee	$ 15		$ 15	$ 15
[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Day Hagan Logix Smart Value Fund		Day Hagan Logix Smart Value Fund Class A	Day Hagan Logix Smart Value Fund Class C	Day Hagan Logix Smart Value Fund Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.87%	0.87%	0.87%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.14%	2.89%	1.89%
Fee Waivers/Expense Reimbursement	[2]	(0.57%)	(0.57%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursement		1.57%	2.32%	1.32%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Pursuant to the expense limitation agreement, the advisor contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.55%, 2.30%, and 1.30% for Class A, Class C, and Class I, respectively subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or expenses reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. This agreement will continue in effect until at least October 31, 2022.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, October 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waivers and/or expense reimbursements reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Day Hagan Logix Smart Value Fund - USD ($)	1	3	5	10
Day Hagan Logix Smart Value Fund Class A	726	1,155	1,609	2,863
Day Hagan Logix Smart Value Fund Class C	235	841	1,473	3,173
Day Hagan Logix Smart Value Fund Class I	134	539	968	2,165

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2021 was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in the equity securities of dividend paying domestic companies that the Fund’s advisor, Donald L. Hagan LLC, dba Day Hagan Asset Management (the “Advisor”), believes to be under-valued based on its proprietary equity selection model. While the Fund may invest in companies of any market capitalization without limitation, the Advisor expects that, under normal market conditions, its equity selection model will create a portfolio focused on large capitalization companies. The equity securities in which the Fund may invest include common stock and real estate investment trusts (“REITs”). To the extent the Fund does not invest in equity securities, the Advisor may utilize money market funds and/or exchange-traded funds (“ETFs”) that primarily hold investment grade, short term, fixed income securities to generate income and preserve capital.

The Advisor selects securities using its proprietary equity selection model. The Advisor believes that purchasing securities of strong companies within strong sectors provides a higher probability of success.  The Fund’s holdings are determined by screening companies for measures of balance sheet strength and fundamental soundness.

The Advisor then classifies the companies selected by the screening process into sectors based on their primary business activities. The Advisor believes that stocks within the same sector often rise and fall as a group because similar overlying economic and valuation factors exist for all members of a sector.   Additionally, the Advisor determines whether each sector has an adequate number of underlying companies that pass the screening process.

The Advisor next evaluates the relative attractiveness of those sectors by using its proprietary selection model which uses historical adjusted cash flow data. When a sector is paying a historically high adjusted cash flow yield, the sector, and the companies in that sector, are considered by the Advisor to be priced at an attractive value.  Conversely, when a sector has a historically low adjusted cash flow yield, the Advisor believes the sector, and the companies in that sector, are priced too high and are unattractive.

The Advisor’s investment model is based on the belief that adjusted cash flow metrics provide a historically objective and controlled means of valuation. The research process utilizes  a “weight-of-the-evidence” approach, which is designed to provide a historically-based perspective on current risks and rewards. The process provides the flexibility to seize opportunities in the marketplace in a rational, quantitative and un-emotional manner.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

●	Acquired Fund Risk. Each Acquired Fund, including each ETF, is subject to specific risks, depending on the nature of the Acquired Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

●	Equity Security Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

●	ETFs Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

●	Fixed Income Risk. When the Fund invests in fixed income securities through ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
●	Large Capitalization Company Risk. The Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

●	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

●	Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

●	Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually based on data supplied by third parties, the success of the Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

●	Real Estate and REIT Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

●	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

●	Small and Mid-Capitalization Stock Risk. To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.
●	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each full calendar year since inception. Class C and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C and Class I shares are different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. The performance table shows average annual returns for Class A, Class C and Class I shares and how their average annual returns compare over time with those of a broad measure of market performance. Sales charges are reflected in the information show in the table, but the information in the bar chart does not reflect sales charges and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 877-329-4246 (877-DAY-HAGN).

Annual Total Returns

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 12.64% (quarter ended December 31, 2020), and the lowest return for a quarter was (23.17%) (quarter ended March 31, 2020). The Fund’s Class A year-to-date return as of September 30, 2021 was 21.93%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Day Hagan Logix Smart Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Day Hagan Logix Smart Value Fund Class A	Return Before Taxes	(7.41%)	3.48%	3.29%	Jul. 01, 2014
Day Hagan Logix Smart Value Fund Class A | Return After Taxes on Distributions		(7.67%)	2.35%	2.34%
Day Hagan Logix Smart Value Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares		(4.23%)	2.55%	2.42%
Day Hagan Logix Smart Value Fund Class C	Return Before Taxes	(2.47%)	3.91%	3.44%	Jul. 01, 2014
Day Hagan Logix Smart Value Fund Class I	Return Before Taxes	(1.44%)	4.98%	4.50%	Jul. 01, 2014
S&P 500 Value Total Return Index		1.36%	10.52%	8.20%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.